VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 60.1%
		Communication Services: 2.9%
18,639	(1)	Charter Communications, Inc.	$ 8,132,382	0.8
268,917		Comcast Corp. – Class A	9,245,367	0.9
8,592,651		Vodafone Group PLC	11,887,431	1.2
		29,265,180		2.9

		Consumer Discretionary: 3.3%
3,374	(1)	Booking Holdings, Inc.	4,539,109	0.5
474,701	(1),(2)	Capri Holdings Ltd.	5,122,024	0.5
149,553	(2)	Carnival Corp.	1,969,613	0.2
717,450		General Motors Co.	14,908,611	1.5
2,590,105		Kingfisher PLC	4,549,534	0.4
51,769		TJX Cos., Inc.	2,475,076	0.2
		33,563,967		3.3

		Consumer Staples: 5.2%
100,081		Kellogg Co.	6,003,859	0.6
184,797		Mondelez International, Inc.	9,254,634	0.9
364,096		Philip Morris International, Inc.	26,564,444	2.6
91,794		Sysco Corp.	4,188,560	0.4
413,386	(1)	US Foods Holding Corp.	7,321,066	0.7
		53,332,563		5.2

		Energy: 3.7%
2,148,437		BP PLC	8,810,598	0.9
302,800		Canadian Natural Resources Ltd.	4,141,903	0.4
121,867		Chevron Corp.	8,830,483	0.9
497,669		Devon Energy Corp.	3,438,893	0.3
858,421	(2)	Marathon Oil Corp.	2,824,205	0.3
525,117		Royal Dutch Shell PLC - Class A	9,123,194	0.9
		37,169,276		3.7

		Financials: 14.4%
551,114		American International Group, Inc.	13,364,515	1.3
941,200		Bank of America Corp.	19,981,676	2.0
403,623		Citigroup, Inc.	17,000,601	1.7
505,299		Citizens Financial Group, Inc.	9,504,674	0.9
349,227		Equitable Holdings, Inc.	5,046,330	0.5
90,510		Goldman Sachs Group, Inc.	13,991,941	1.4
117,758		JPMorgan Chase & Co.	10,601,753	1.0
415,107		Morgan Stanley	14,113,638	1.4
156,178		PNC Financial Services Group, Inc.	14,949,358	1.5
361,597		Truist Financial Corp.	11,151,651	1.1
177,779		Wells Fargo & Co.	5,102,257	0.5
67,673		Willis Towers Watson PLC	11,494,259	1.1
		146,302,653		14.4

		Health Care: 12.0%
118,006	(1)	Alcon, Inc.	6,045,534	0.6
59,318	(2)	Anthem, Inc.	13,467,559	1.3
300,378		Bristol-Myers Squibb Co.	16,743,070	1.6
165,622		CVS Health Corp.	9,826,353	1.0
279,870		GlaxoSmithKline PLC	5,251,515	0.5
152,464		Johnson & Johnson	19,992,604	2.0
88,661		McKesson Corp.	11,992,287	1.2
131,437		Medtronic PLC	11,852,989	1.1
244,215		Pfizer, Inc.	7,971,177	0.8
114,075	(1)	Sanofi	9,876,039	1.0
90,550		Zimmer Biomet Holdings, Inc.	9,152,794	0.9
		122,171,921		12.0

		Industrials: 5.6%
248,882		CSX Corp.	14,260,939	1.4
133,045		General Dynamics Corp.	17,603,184	1.7
415,438		Johnson Controls International plc	11,200,208	1.1
172,727		Textron, Inc.	4,606,629	0.5
112,608		Trane Technologies PLC	9,300,295	0.9
		56,971,255		5.6

		Information Technology: 8.4%
50,965		Apple, Inc.	12,959,890	1.3
168,121		Cisco Systems, Inc.	6,608,837	0.7
272,483		Cognizant Technology Solutions Corp.	12,662,285	1.2
255,205		Corning, Inc.	5,241,911	0.5
251,895		Intel Corp.	13,632,557	1.3
89,070		NXP Semiconductor NV - NXPI - US	7,386,575	0.7
325,466		Oracle Corp.	15,729,772	1.6
166,088		Qualcomm, Inc.	11,235,853	1.1
		85,457,680		8.4

		Materials: 2.8%
551,871		Corteva, Inc.	12,968,968	1.3
192,472		Dow, Inc.	5,627,881	0.6
133,989		DowDuPont, Inc.	4,569,025	0.4
149,871	(2)	Nutrien Ltd.	5,086,622	0.5
		28,252,496		2.8

		Utilities: 1.8%
58,844		Duke Energy Corp.	4,759,303	0.5
190,524		Exelon Corp.	7,013,188	0.7
161,146		FirstEnergy Corp.	6,457,120	0.6
		18,229,611		1.8

	Total Common Stock
	(Cost $726,162,386)	610,716,602		60.1

PREFERRED STOCK: 0.8%
		Energy: 0.6%
140,612	(1),(3)	El Paso Energy Capital Trust I	6,046,316	0.6

		Financials: 0.2%
75,900	(1),(2)	AMG Capital Trust II	2,310,206	0.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
4,000	(1),(2),(3),(4)	Wells Fargo & Co.	$ 97,400	0.0
		2,407,606		0.2

	Total Preferred Stock
	(Cost $10,847,296)	8,453,922		0.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 16.8%
		Basic Materials: 0.1%
770,000	(5)	LYB Finance Co. BV, 8.100%, 03/15/2027	990,760	0.1
195,000		International Paper Co., 6.000%, 11/15/2041	251,946	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	197,184	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	230,361	0.0
		1,670,251		0.1

		Communications: 2.3%
455,000	(2)	America Movil SAB de CV, 4.375%, 07/16/2042	487,304	0.1
837,000		AT&T, Inc., 3.000%, 06/30/2022	845,100	0.1
466,000		AT&T, Inc., 3.400%, 05/15/2025	482,849	0.1
533,000		AT&T, Inc., 4.300%, 02/15/2030	574,816	0.1
747,000		AT&T, Inc., 4.500%, 05/15/2035	817,509	0.1
1,300,000	(2)	AT&T, Inc., 4.800%, 06/15/2044	1,454,864	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/2042	3,409,210	0.3
271,000		AT&T, Inc., 5.150%, 11/15/2046	320,155	0.0
101,000		AT&T, Inc., 5.350%, 09/01/2040	117,953	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,690,865	0.2
910,000	(2)	Comcast Corp., 3.900%, 03/01/2038	1,026,939	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,203,617	0.1
430,000		Comcast Corp., 4.600%, 10/15/2038	537,465	0.1
135,000		Comcast Corp., 6.450%, 03/15/2037	195,571	0.0
3,225,000		Discovery Communications LLC, 2.800%, 06/15/2020	3,217,574	0.3
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	291,145	0.0
1,405,000		Orange SA, 4.125%, 09/14/2021	1,438,156	0.1
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	998,468	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	474,943	0.1
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	421,150	0.0
860,000	(2)	Telefonica Emisiones SAU, 5.213%, 03/08/2047	969,432	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/2036	442,367	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	628,380	0.1
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	1,029,906	0.1
		23,075,738		2.3

		Consumer, Cyclical: 1.3%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,727,492	0.3
548,530		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	529,919	0.0
120,252		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/12/2022	121,323	0.0
272,031		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	293,616	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	605,782	0.1
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	941,952	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	491,572	0.0
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	630,567	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/2021	897,474	0.1
310,000	(2)	Lowe's Cos, Inc., 4.550%, 04/05/2049	344,477	0.0
725,000		MDC Holdings, Inc., 6.000%, 01/15/2043	689,348	0.1
1,460,000		QVC, Inc., 5.450%, 08/15/2034	1,073,796	0.1
740,000		Starbucks Corp., 3.550%, 08/15/2029	778,127	0.1
660,050		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	666,536	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
559,816		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	$ 551,123	0.0
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	1,015,176	0.1
737,000	(2)	Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	764,516	0.1
		13,122,796		1.3

		Consumer, Non-cyclical: 2.7%
1,299,000	(5)	AbbVie, Inc., 4.050%, 11/21/2039	1,368,698	0.1
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,312,333	0.1
985,000		Allergan Funding SCS, 4.850%, 06/15/2044	1,227,944	0.1
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,399,752	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,545,885	0.2
1,646,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,804,692	0.2
498,000	(5)	Bayer US Finance II LLC, 4.375%, 12/15/2028	533,404	0.1
981,000	(5)	Bayer US Finance LLC, 3.000%, 10/08/2021	971,843	0.1
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	224,278	0.0
325,000	(5)	Bristol-Myers Squibb Co., 4.000%, 08/15/2023	341,051	0.0
1,445,000	(5)	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	1,855,699	0.2
654,000	(5)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	792,369	0.1
107,000		Cigna Corp., 4.800%, 08/15/2038	120,923	0.0
620,000	(2)	CVS Health Corp., 3.375%, 08/12/2024	640,873	0.1
495,000		CVS Health Corp., 4.100%, 03/25/2025	521,857	0.1
470,607		CVS Pass-Through Trust, 6.036%, 12/10/2028	511,030	0.1
1,910,000		Gilead Sciences, Inc., 2.550%, 09/01/2020	1,915,848	0.2
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	780,153	0.1
80,000	(2)	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	118,816	0.0
1,232,000	(5)	Heineken NV, 3.500%, 01/29/2028	1,249,667	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	337,244	0.0
150,000	(5)	Kraft Heinz Foods Co., 4.625%, 10/01/2039	135,130	0.0
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	971,579	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	483,085	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	100,572	0.0
413,000		Medtronic, Inc., 4.375%, 03/15/2035	516,074	0.1
513,000	(2)	Molson Coors Beverage Co., 4.200%, 07/15/2046	461,587	0.0
574,000		Mylan NV, 3.150%, 06/15/2021	568,911	0.1
3,220,000	(5)	Nestle Holdings, Inc., 3.100%, 09/24/2021	3,272,150	0.3
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	287,025	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	993,558	0.1
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	167,516	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	89,311	0.0
		27,620,857		2.7

		Energy: 1.0%
612,000	(2),(5)	Cameron LNG LLC, 3.701%, 01/15/2039	544,998	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	426,689	0.0
182,000		Energy Transfer Operating L.P., 4.200%, 09/15/2023	159,265	0.0
570,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	450,007	0.0
723,000		Energy Transfer Operating L.P., 5.000%, 05/15/2050	563,800	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	781,677	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/2022	226,538	0.0
700,000		Kinder Morgan, Inc., 5.300%, 12/01/2034	677,133	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,017,295	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	763,493	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/2043	336,178	0.0
236,000		Occidental Petroleum Corp., 3.200%, 08/15/2026	115,405	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
505,000		Occidental Petroleum Corp., 3.400%, 04/15/2026	$ 243,068	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	269,777	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	783,388	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	527,571	0.1
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/2044	698,713	0.1
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	275,759	0.0
		9,860,754		1.0

		Financial: 6.2%
231,000		Air Lease Corp., 3.000%, 09/15/2023	186,540	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,666,741	0.2
885,000		Aircastle Ltd., 4.400%, 09/25/2023	857,029	0.1
410,000		Allstate Corp./The, 3.280%, 12/15/2026	426,293	0.0
55,000		American Campus Communities Operating Partnership L.P., 2.850%, 02/01/2030	51,701	0.0
543,000		American Express Co., 3.625%, 12/05/2024	563,445	0.1
615,000		American Financial Group, Inc./OH, 4.500%, 06/15/2047	616,390	0.1
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,114,969	0.1
455,000	(5)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	453,285	0.0
440,000	(5)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	459,918	0.0
285,000	(5)	Athene Global Funding, 2.750%, 06/25/2024	285,849	0.0
1,555,000	(5)	Athene Global Funding, 4.000%, 01/25/2022	1,572,323	0.2
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/2021	952,906	0.1
3,120,000	(2)	Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	3,095,521	0.3
720,000		Bank of America Corp., 3.248%, 10/21/2027	753,518	0.1
725,000	(5)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	723,220	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	775,896	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,128,244	0.1
130,000	(5)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	133,998	0.0
630,000	(4)	Citigroup, Inc., 3.668%, 07/24/2028	654,061	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	2,003,879	0.2
520,000	(2)	Citigroup, Inc., 4.750%, 05/18/2046	598,245	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/2044	316,903	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	760,282	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/2021	600,017	0.1
472,000	(5)	Credit Suisse AG, 6.500%, 08/08/2023	482,528	0.0
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	65,817	0.0
620,000		Discover Bank, 3.350%, 02/06/2023	623,389	0.1
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,072,570	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	863,788	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	369,328	0.0
835,000		Office Properties Income Trust, 4.000%, 07/15/2022	817,513	0.1
755,000	(5)	Guardian Life Global Funding, 2.900%, 05/06/2024	778,618	0.1
840,000	(2)	Healthpeak Properties, Inc., 3.875%, 08/15/2024	857,634	0.1
320,000		Healthpeak Properties, Inc., 4.200%, 03/01/2024	323,883	0.0
240,000		Service Properties Trust, 5.000%, 08/15/2022	171,902	0.0
1,790,000	(2),(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,739,737	0.2
670,000	(2),(5)	Jackson National Life Global Funding, 2.100%, 10/25/2021	666,475	0.1
620,000	(2),(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	618,298	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	$ 572,421	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,311,400	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,475,143	0.1
675,000	(2),(4)	JPMorgan Chase & Co., 4.260%, 02/22/2048	814,447	0.1
665,000	(4)	JPMorgan Chase & Co., 4.753%, 12/31/2199	578,380	0.1
443,000	(5)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	455,185	0.0
2,335,000	(5)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	2,518,170	0.2
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	560,919	0.1
285,000		Markel Corp., 5.000%, 03/30/2043	309,126	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	572,401	0.1
1,300,000	(5)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,297,005	0.1
670,000	(2),(5)	Metropolitan Life Global Funding I, 2.050%, 06/12/2020	669,620	0.1
2,360,000	(5)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,480,072	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,115,188	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/2021	1,240,226	0.1
1,000,000	(5)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,150,083	0.1
1,105,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	1,251,814	0.1
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	750,462	0.1
200,000		Regency Centers L.P., 2.950%, 09/15/2029	189,010	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	321,867	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	285,629	0.0
690,000	(5)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	685,064	0.1
1,360,000	(5)	Societe Generale SA, 2.625%, 09/16/2020	1,342,109	0.1
805,000	(5)	Societe Generale SA, 5.000%, 01/17/2024	812,790	0.1
985,000	(2),(5)	Standard Chartered PLC, 3.050%, 01/15/2021	969,793	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/2020	1,091,311	0.1
670,000		Synchrony Financial, 3.950%, 12/01/2027	597,222	0.1
445,000	(2)	Travelers Cos, Inc., 4.600%, 08/01/2043	536,143	0.1
585,000	(5)	UBS Group AG, 4.125%, 04/15/2026	594,017	0.1
410,000	(2)	US Bancorp, 3.100%, 04/27/2026	416,173	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/2043	153,544	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	1,019,828	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	503,028	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/2044	2,314,103	0.2
315,000		Willis North America, Inc., 3.600%, 05/15/2024	325,709	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	300,859	0.0
		62,782,914		6.2

		Industrial: 1.4%
305,000	(5)	Aviation Capital Group LLC, 2.875%, 01/20/2022	275,871	0.0
1,095,000	(5)	Aviation Capital Group LLC, 4.875%, 10/01/2025	977,786	0.1
970,000		Avnet, Inc., 4.625%, 04/15/2026	968,638	0.1
435,000	(5)	BAE Systems Holdings, Inc., 2.850%, 12/15/2020	434,182	0.1
224,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	292,252	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	390,553	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	1,026,849	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	315,658	0.0
605,000		FedEx Corp., 5.100%, 01/15/2044	603,254	0.1
100,000		General Dynamics Corp., 2.875%, 05/11/2020	100,071	0.0
459,000		Norfolk Southern Corp., 3.400%, 11/01/2049	452,283	0.1
1,294,000		Northrop Grumman Corp., 2.080%, 10/15/2020	1,289,134	0.1
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	762,740	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	$ 287,239	0.0
2,395,000		Raytheon Co., 3.125%, 10/15/2020	2,407,563	0.2
410,000	(5)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	406,699	0.1
157,000		Union Pacific Corp., 3.646%, 02/15/2024	163,599	0.0
375,000	(5)	Union Pacific Corp., 3.839%, 03/20/2060	407,704	0.1
730,000		Union Pacific Corp., 4.150%, 01/15/2045	785,212	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	324,618	0.0
345,000		United Technologies Corp., 4.450%, 11/16/2038	396,613	0.0
752,000		Waste Management, Inc., 3.900%, 03/01/2035	862,171	0.1
		13,930,689		1.4

		Technology: 1.4%
1,146,000	(2)	Apple, Inc., 2.150%, 02/09/2022	1,172,343	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	475,651	0.1
2,315,000		Applied Materials, Inc., 2.625%, 10/01/2020	2,320,398	0.2
1,030,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,021,183	0.1
910,000	(5)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	934,976	0.1
35,000	(5)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	41,269	0.0
340,000		DXC Technology Co., 4.450%, 09/18/2022	350,771	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,702,445	0.2
75,000		Micron Technology, Inc., 4.185%, 02/15/2027	76,122	0.0
200,000		Micron Technology, Inc., 4.663%, 02/15/2030	209,883	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	770,890	0.1
795,000	(5)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	861,145	0.1
2,370,000		Oracle Corp., 3.600%, 04/01/2040	2,367,595	0.2
1,500,000		QUALCOMM, Inc., 2.250%, 05/20/2020	1,499,844	0.2
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	297,734	0.0
		14,102,249		1.4

		Utilities: 0.4%
620,000	(5)	Electricite de France SA, 4.875%, 01/22/2044	682,805	0.1
350,000	(4),(5)	Electricite de France SA, 5.625%, 12/31/2199	337,118	0.0
345,000		Georgia Power Co., 3.700%, 01/30/2050	362,491	0.0
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	727,158	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	774,394	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	650,653	0.1
667,000		Sempra Energy, 3.800%, 02/01/2038	628,598	0.0
274,000	(2)	Xcel Energy, Inc., 3.500%, 12/01/2049	244,648	0.0
		4,407,865		0.4

	Total Corporate Bonds/Notes
	(Cost $166,464,647)	170,574,113		16.8

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
323,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	432,445	0.0

	Total Municipal Bonds
	(Cost $323,000)	432,445		0.0

U.S. TREASURY OBLIGATIONS: 3.8%
		U.S. Treasury Bonds: 0.4%
2,824,800		2.375%,11/15/2049	3,528,021	0.3
425,000	(2)	4.500%,02/15/2036	653,304	0.1
		4,181,325		0.4

		U.S. Treasury Notes: 3.4%
21,060,000		0.500%,03/15/2023	21,194,093	2.1
11,846,700		0.500%,03/31/2025	11,922,824	1.2
1,500,000		0.625%,03/31/2027	1,508,526	0.1
180,000		2.625%,11/15/2020	182,788	0.0
		34,808,231		3.4

	Total U.S. Treasury Obligations
	(Cost $38,301,481)	38,989,556		3.8

CONVERTIBLE BONDS/NOTES: 10.0%
		Communications: 4.5%
1,490,000		Booking Holdings, Inc., 0.900%, 09/15/2021	1,489,106	0.2
3,989,000		Trip.com Group Ltd., 1.250%, 09/15/2022	3,984,228	0.4

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Communications: (continued)
7,840,000		DISH Network Corp., 3.375%, 08/15/2026	$ 6,384,516	0.6
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,317,681	0.1
2,501,000		FireEye, Inc., 1.000%, 06/01/2035	2,452,822	0.2
2,535,000		FireEye, Inc., 1.625%, 06/01/2035	2,301,095	0.2
2,954,000	(5)	GCI Liberty, Inc., 1.750%, 09/30/2046	3,733,171	0.4
3,355,000	(5)	IAC Financeco 3, Inc., 2.000%, 01/15/2030	3,073,911	0.3
3,386,000	(5)	JOYY, Inc., 1.375%, 06/15/2026	3,019,889	0.3
2,665,000	(5)	Liberty Latin America Ltd., 2.000%, 07/15/2024	2,133,666	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	9,057,152	0.9
1,933,000		Liberty Media Corp., 2.250%, 09/30/2046	909,453	0.1
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	636,790	0.1
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	2,462,111	0.3
2,258,000	(2)	Viavi Solutions, Inc., 1.750%, 06/01/2023	2,338,158	0.2
		45,293,749		4.5

		Consumer, Cyclical: 0.2%
2,264,000		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,157,661	0.2

		Consumer, Non-cyclical: 2.5%
3,952,000	(2)	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	4,199,198	0.4
3,140,000		DexCom, Inc., 0.750%, 12/01/2023	5,497,040	0.5
617,000	(2)	Euronet Worldwide, Inc., 0.750%, 03/15/2049	563,398	0.0
1,831,000	(2),(5)	Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	1,626,994	0.2
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/2021	2,292,512	0.2
2,104,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	2,706,840	0.3
2,762,000		NuVasive, Inc., 2.250%, 03/15/2021	2,902,387	0.3
1,385,000		Pacira BioSciences, Inc., 2.375%, 04/01/2022	1,338,209	0.1
1,212,000		Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	979,271	0.1
3,694,000		Wright Medical Group, Inc., 1.625%, 06/15/2023	3,719,684	0.4
		25,825,533		2.5

		Energy: 0.2%
1,359,000		Helix Energy Solutions Group, Inc., 4.250%, 05/01/2022	1,025,340	0.1
1,677,000		Oil States International, Inc., 1.500%, 02/15/2023	1,317,493	0.1
		2,342,833		0.2

		Financial: 0.2%
2,241,000		BofA Finance LLC, 0.125%, 09/01/2022	2,220,842	0.2

		Technology: 2.4%
3,560,000		Cree, Inc., 0.875%, 09/01/2023	3,261,463	0.3
2,544,000		Microchip Technology, Inc., 1.625%, 02/15/2027	2,617,378	0.3
4,003,000		Nuance Communications, Inc., 1.000%, 12/15/2035	3,835,374	0.4
1,819,000		Nuance Communications, Inc., 1.250%, 04/01/2025	1,967,776	0.2
2,479,000		ON Semiconductor Corp., 1.000%, 12/01/2020	2,468,796	0.2
790,000		RealPage, Inc., 1.500%, 11/15/2022	1,082,300	0.1
3,899,000		SanDisk LLC, 0.500%, 10/15/2020	3,330,281	0.3
726,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	805,937	0.1
2,238,000		Western Digital Corp., 1.500%, 02/01/2024	1,957,857	0.2
2,643,000		Workday, Inc., 0.250%, 10/01/2022	2,940,338	0.3
		24,267,500		2.4

	Total Convertible Bonds/Notes
	(Cost $103,881,762)	102,108,118		10.0

EQUITY-LINKED NOTES: 1.0%
		Financial: 1.0%
4,397,000	(5)	Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	3,763,832	0.4

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
EQUITY-LINKED NOTES: (continued)
		Financial: (continued)
6,746,000		GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	$ 6,177,852	0.6

	Total Equity-Linked Notes
	(Cost $11,143,000)	9,941,684		1.0

STRUCTURED NOTES: 2.3%
		Diversified Finan Serv: 1.1%
6,016,000		Wells Fargo Bank N.A., Convertible Trust - Energy Series 2019-1 (Linked to a basket of 4 Stocks), 0.330%, 09/19/2024	5,555,776	0.5
5,968,000		Wells Fargo Bank N.A., Convertible Trust - Media Series 2019-1 (Linked to a basked of 3 Stocks), 0.250%, 12/04/2024	5,823,574	0.6
		11,379,350		1.1

		Financial: 1.2%
5,915,000		Wells Fargo Bank N.A., Convertible Trust - Consumer Series 2018-1 (Linked to a basket of 5 Bonds), 0.250%, 01/17/2024	5,601,505	0.6
6,139,000		Wells Fargo Bank N.A., Convertible Trust - Healthcare Series 2018-1 (Linked to a basket of 4 Bonds), 0.250%, 02/05/2024	5,975,703	0.6
		11,577,208		1.2

	Total Structured Notes
	(Cost $24,618,814)	22,956,558		2.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(6)
915,000		6.625%, 11/15/2030	1,392,711	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,014,098)	1,392,711		0.1

	Total Long-Term Investments
	(Cost $1,082,756,484)	965,565,709		94.9

SHORT-TERM INVESTMENTS: 8.3%
		Commercial Paper: 0.7%
950,000	(7)	Cooperatieve Rabobank UA, 1.660%, 04/07/2020	949,806	0.1
900,000	(7)	DBS Bank Ltd., 1.700%, 04/03/2020	899,978	0.1
950,000	(7)	Exxon Mobil Corp., 1.600%, 06/03/2020	946,424	0.1
950,000	(7)	Federal Republic of Germany, 1.620%, 05/21/2020	948,654	0.1
950,000	(7)	LMA Americas LLC, 1.660%, 04/07/2020	949,797	0.1
950,000	(7)	Matchpoint Finance PLC, 1.680%, 05/11/2020	948,280	0.1
950,000	(7)	Pfizer Inc., 1.630%, 06/15/2020	946,410	0.1

	Total Commercial Paper
	(Cost $6,589,349)	6,589,349		0.7

		Floating Rate Notes: 1.6%
800,000	(7)	Australia & New Zealand Banking Group Ltd., 0.990%, 08/28/2020	799,030	0.1
450,000	(7)	Bank of Montreal, 0.210%, 07/13/2020	448,567	0.0
475,000	(7)	Bank of Montreal, 0.980%, 08/26/2020	475,004	0.1
900,000	(7)	Bank of Nova Scotia, 1.240%, 05/08/2020	900,311	0.1
950,000	(7)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.1
990,000	(7)	Commonwealth Bank of Australia, 0.950%, 06/10/2020	989,146	0.1
625,000	(7)	Crédit Industriel et Commercial, 1.140%, 04/24/2020	625,175	0.1
950,000	(7)	Credit Suisse Group AG, 0.150%, 08/14/2020	945,942	0.1
250,000	(7)	J.P. Morgan Securities LLC, 1.190%, 07/08/2020	249,872	0.0
725,000	(7)	JPMorgan Chase & Co., 1.740%, 08/07/2020	723,772	0.1
950,000	(7)	Lloyds Bank PLC, 1.080%, 07/31/2020	949,454	0.1
990,000	(7)	Mitsubishi UFJ Financial Group, Inc., 1.730%, 05/22/2020	989,420	0.1
950,000	(7)	Mizuho Financial Group Inc., 0.970%, 07/14/2020	949,385	0.1
950,000	(7)	National Bank of Canada, 1.840%, 07/16/2020	948,497	0.1
950,000	(7)	Oversea-Chinese Banking Corp., Ltd., 0.820%, 07/15/2020	949,286	0.1
1,000,000	(7)	Societe Generale, 0.290%, 09/04/2020	995,888	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
425,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 0.660%, 06/18/2020	$ 424,687	0.0
525,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 0.870%, 05/11/2020	525,118	0.1
950,000	(7)	Svenska Handelsbanken AB, 1.160%, 07/07/2020	949,597	0.1
300,000	(7)	The Sumitomo Mitsui Financial Group, 0.900%, 05/11/2020	300,077	0.0
400,000	(7)	The Sumitomo Mitsui Financial Group, 1.050%, 07/29/2020	399,681	0.0
250,000	(7)	The Sumitomo Mitsui Financial Group, 1.610%, 08/03/2020	249,806	0.0
450,000	(7)	Toyota Motor Corp., 1.680%, 04/17/2020	449,806	0.0

	Total Floating Rate Notes
	(Cost $16,182,531)	16,182,531		1.6

		Repurchase Agreements: 0.2%
2,216,579	(7)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $2,216,580, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $2,260,911, due 04/15/21-09/20/69)
		(Cost $2,216,579)	2,216,579	0.2

		Certificates of Deposit: 0.3%
950,000	(7)	Group BPCE, 1.790%, 04/13/2020	950,208	0.1
550,000	(7)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	550,294	0.1
300,000	(7)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	300,158	0.0
950,000	(7)	The Norinchukin Bank, 1.650%, 06/18/2020	950,947	0.1

	Total Certificates of Deposit
	(Cost $2,751,607)	2,751,607		0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.5%
56,274,235	(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
		(Cost $56,274,235)	$ 56,274,235	5.5

	Total Short-Term Investments
	(Cost $84,014,301)	84,014,301		8.3

	Total Investments in Securities (Cost $1,166,770,785)	$ 1,049,580,010		103.2
	Liabilities in Excess of Other Assets	(32,636,781)		(3.2)
	Net Assets	$ 1,016,943,229		100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Preferred Stock may be called prior to convertible date.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$17,377,749	$11,887,431	$–	$29,265,180
Consumer Discretionary	29,014,433	4,549,534	–	33,563,967
Consumer Staples	53,332,563	–	–	53,332,563
Energy	19,235,484	17,933,792	–	37,169,276
Financials	146,302,653	–	–	146,302,653
Health Care	100,998,833	21,173,088	–	122,171,921
Industrials	56,971,255	–	–	56,971,255
Information Technology	85,457,680	–	–	85,457,680
Materials	28,252,496	–	–	28,252,496
Utilities	18,229,611	–	–	18,229,611
Total Common Stock	555,172,757	55,543,845	–	610,716,602
Preferred Stock	6,143,716	2,310,206	–	8,453,922
Corporate Bonds/Notes	–	170,574,113	–	170,574,113
Municipal Bonds	–	432,445	–	432,445
Convertible Bonds/Notes	–	102,108,118	–	102,108,118
Structured Notes	–	22,956,558	–	22,956,558
Equity-Linked Notes	–	9,941,684	–	9,941,684
U.S. Government Agency Obligations	–	1,392,711	–	1,392,711
U.S. Treasury Obligations	–	38,989,556	–	38,989,556
Short-Term Investments	56,274,235	27,740,066	–	84,014,301
Total Investments, at fair value	$617,590,708	$431,989,302	$–	$1,049,580,010
Other Financial Instruments+
Forward Foreign Currency Contracts	–	17,520	–	17,520
Total Assets	$617,590,708	$432,006,822	$–	$1,049,597,530
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,754,380)	$–	$(1,754,380)
Total Liabilities	$–	$(1,754,380)	$–	$(1,754,380)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 297,231	USD 210,302	State Street Bank and Trust Co.	05/04/20	$987
CHF 107,998	USD 112,884	State Street Bank and Trust Co.	05/04/20	(486)
EUR 198,098	USD 215,603	State Street Bank and Trust Co.	05/04/20	3,165
GBP 268,465	USD 332,944	State Street Bank and Trust Co.	05/04/20	763
GBP 1,819,135	USD 2,259,975	State Street Bank and Trust Co.	05/04/20	1,236
USD 397,462	CHF 388,710	State Street Bank and Trust Co.	05/04/20	(7,084)
USD 253,796	CAD 363,029	State Street Bank and Trust Co.	05/04/20	(4,266)

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 235,704	EUR 217,535	State Street Bank and Trust Co.	05/04/20	$(4,530)
USD 12,093,828	GBP 10,262,487	State Street Bank and Trust Co.	05/04/20	(662,590)
USD 2,312,022	GBP 1,956,462	State Street Bank and Trust Co.	05/04/20	(119,888)
USD 2,460,728	GBP 2,026,292	State Street Bank and Trust Co.	05/04/20	(57,982)
USD 307,736	CHF 295,877	State Street Bank and Trust Co.	05/04/20	(196)
USD 140,383	CAD 197,093	State Street Bank and Trust Co.	05/04/20	278
USD 653,165	GBP 526,481	State Street Bank and Trust Co.	05/04/20	(1,258)
USD 92,906	CHF 88,469	State Street Bank and Trust Co.	05/04/20	833
USD 97,467	CAD 136,172	State Street Bank and Trust Co.	05/04/20	668
USD 277,864	EUR 249,212	State Street Bank and Trust Co.	05/04/20	2,648
USD 29,469	CAD 41,702	State Street Bank and Trust Co.	05/04/20	(175)
USD 947,718	GBP 764,337	State Street Bank and Trust Co.	05/04/20	(299)
USD 399,563	CHF 385,271	State Street Bank and Trust Co.	05/04/20	430
USD 380,603	EUR 346,299	State Street Bank and Trust Co.	05/04/20	972
USD 393,575	CAD 551,529	State Street Bank and Trust Co.	05/04/20	5,540
USD 12,049,340	GBP 10,233,463	The Bank of New York Mellon	05/04/20	(671,001)
USD 3,338,727	CHF 3,262,938	The Bank of New York Mellon	05/04/20	(57,149)
USD 1,798,638	CAD 2,577,717	The Bank of New York Mellon	05/04/20	(33,751)
USD 6,794,049	EUR 6,273,186	The Bank of New York Mellon	05/04/20	(133,725)
				$(1,736,860)

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,169,652,965.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 50,878,311
Gross Unrealized Depreciation	(172,249,088)
Net Unrealized Depreciation	$ (121,370,777)